Income Taxes- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards beginning expiration year	2014
Foreign capital loss carryforwards	$ 19.2
Net incremental valuation allowance	4.8
Reduction in foreign tax credit carryfowards	5.0
Total Valuation Allowances	75.2	70.4
Reduction in unrecognized tax benefits reserve	3.2
Unrecognized tax benefits that would impact effective tax rate, if recognized	2.4	5.1	1.8
Accrued interest and penalties related to unrecognized tax benefits	1.5	1.6	1.5
Foreign Tax Credits
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards	21.7
State
Income Tax [Line Items]
Net operating loss carryforwards	7.1
Net operating loss carryforwards beginning expiration year	2013
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards beginning expiration year	2013
Net operating loss carryforwards	210.7
Net operating loss carryforwards subject to expiration	26.5
Net operating loss carryforwards indefinite carry forward period	184.2
Net incremental valuation allowance	$ 9.8